Management - Labor Relations	12 Months Ended
Dec. 31, 2014
Risk Management Labor Relations [Abstract]
Management - Labor Relations
Management — Labor Relations
On December 31, 2014, the Company had approximately 8,300 employees worldwide, excluding those employees that were employed at operations classified as discontinued operations and including approximately 6,000 hourly employees. Approximately 39% of those hourly employees were represented by organized labor unions and were employed by mines that generated 20% of the Company's 2014 coal production from continuing operations.  In the U.S., one surface mine is represented by an organized labor union. In Australia, the coal mining industry is unionized and the majority of hourly workers employed at the Company’s Australian Mining operations are members of trade unions. The Construction Forestry Mining and Energy Union generally represents the Company’s Australian subsidiaries’ hourly production and engineering employees, including those employed through contract mining relationships. The Company believes labor relations with its employees are good. Should that condition change, the Company could experience labor disputes, work stoppages or other disruptions in production that could negatively impact the Company’s results of operations and cash flows.
The following table presents the Company's active mining operations as of December 31, 2014 in which the employees are represented by organized labor unions:

Mine	Current Agreement Expiration Date

U. S.
Kayenta (1)	September 2019

Australia
Owner-operated mines:
Wambo Open-Cut (2)(3)	August 2014
North Wambo Underground (2)(3)	April 2015
North Goonyella (3)	May 2015
Metropolitan (3)	August 2015
Millennium (3)	October 2015
Wilpinjong	May 2016
Coppabella (4)	October 2016
Moorvale (4)	June 2017

Contractor-operated mines:
Burton	December 2016

(1)
Hourly workers at the Company’s Kayenta Mine in Arizona are represented by the UMWA under the Western Surface Agreement, which is effective through September 16, 2019. This agreement covers approximately 9% of the Company’s U.S. subsidiaries’ hourly employees, who generated approximately 4% of the Company’s U.S. production during the year ended December 31, 2014.

(2)
Employees of the Company's Wambo Coal Handling and Preparation Plant facility also operate under a separate enterprise agreement. That agreement expired in October 2014 and negotiations are underway. There have been no disruptions to the operations of the plant as a result of the expiration of the agreement.

(3)
Negotiations for the Wambo Open-Cut, North Wambo Underground, North Goonyella, Metropolitan and Millennium mines are all underway or have been scheduled and the mines continue to operate. Hourly employees of these mines comprise approximately 56% of the Company's Australian subsidiaries hourly employees, who generated approximately 42% of the Company's Australian production during the year ended December 31, 2014.

(4)
Employees of the Company's Coppabella/Moorvale Coal Handling and Preparation Plant facility also operate under a separate enterprise agreement. That agreement expired in March 2014 and negotiations are underway. There have been no disruptions to the operations of the plant as a result of the expiration of the agreement.